Segment Information - Reconciliation from Consolidated Operating Profit to Income (Loss) Before Income Taxes and Equity in Income of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Parenthetical) (Detail)
€ in Millions, $ in Millions
	3 Months Ended				9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Segment Reporting Information [Line Items]
Repurchase early redemption charge included in interest expense	$ 39	$ 38			$ 56	$ 38
Non-recurring charge			$ 502	€ 450		551
7.875% Senior Notes due 2017 [Member]
Segment Reporting Information [Line Items]
Notes, repurchased amount		$ 450				$ 450